STATEMENTS OF CONSOLIDATED FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	€ 1	€ 4
Property, plant and equipment	7,120	8,186
Non-current financial assets	291	519
Total non-current assets	7,412	8,709
Current assets
Trade receivables	101	0
Other current assets	10,868	9,139
Cash and cash equivalents	41,388	83,921
Total current assets	52,358	93,060
TOTAL ASSETS	59,769	101,769
Shareholders’ equity
Share capital	1,046	1,045
Premiums related to share capital	255,760	255,767
Accumulated other comprehensive income	700	643
Treasury shares	(228)	(202)
Reserve	(227,282)	(183,459)
Net loss for the period	(57,041)	(47,003)
Total shareholders’ equity	(27,045)	26,790
Non-current liabilities
Non-current provisions	270	318
Non-current financial liabilities	48,608	37,816
Total non-current liabilities	48,878	38,134
Current liabilities
Current provisions	327	110
Current financial liabilities	4,560	8,204
Trade payables and other payables	9,621	6,482
Other current liabilities	6,855	5,277
Deferred income	55	254
Contract liabilities	16,518	16,518
Total current liabilities	37,936	36,845
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	€ 59,769	€ 101,769